Convertible Notes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
		Mar. 23, 2024	May 09, 2023	Apr. 18, 2023	Mar. 23, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes [Line items]
Aggregate purchase price paid					$ 291,000
Lowest potential reset price March 2025 before customary anti dilution adjustments						$ 1.41
Lowest potential reset price March 2024 before customary anti dilution adjustments						$ 1.89
Convertible notes						$ 323,528	$ 0
Bottom of Range
Convertible Notes [Line items]
Conversion price	[1]					$ 1.36
Bottom of Range | Events After Reporting Period
Convertible Notes [Line items]
Convertible notes, Initial conversion price per ordinary share or ADS		$ 2.41
Top of Range
Convertible Notes [Line items]
Conversion price	[1]					$ 2.52
Top of Range | Events After Reporting Period
Convertible Notes [Line items]
Convertible notes, Initial conversion price per ordinary share or ADS		$ 2.52
Hillhouse | Swedish Notes
Convertible Notes [Line items]
Aggregate principal amount of convertible debt			$ 15,000
Hillhouse | HH Notes
Convertible Notes [Line items]
Convertible debt original discount rate			3.00%
Convertible notes premium rate to the last reported sale price of company Ads			17.00%
Convertible notes, Initial conversion price per ordinary share or ADS			$ 2.52
Convertible notes			$ 35,000
Convertible notes in financing after reflecting original issue of discount			$ 34,000
9.25% Convertible Senior PIK Notes due 2028
Convertible Notes [Line items]
Aggregate principal amount of convertible debt				$ 300,000	$ 300,000
Convertible debt interest rate				9.25%	9.25%
Convertible debt original discount rate					3.00%
Convertible notes interest rate					9.25%
Convertible notes interest rate, payable description					payable semi-annually in arrears in cash or in payment-in-kind, at the Company’s option, on April 15 and October 15 of each year
Convertible notes interest rate, payable start date					Oct. 15, 2023
Convertible notes, maturity date					Sep. 14, 2028	Sep. 14, 2028
Convertible notes, Initial conversion price per ordinary share or ADS					$ 2.41
Lowest potential reset price March 2024						$ 1.81
Lowest potential reset price March 2025						$ 1.36
Conversion of the convertible notes if the last reported sale price of the company ADSE equals or exceeds 200%					200.00%
Conversion price, terms of description					conversion price on any 45 trading days during any 90 consecutive day period beginning on or after the third anniversary of the issuance of the U.S. Notes (with respect to the U.S. Notes and the HH Notes) and the Swedish Notes (with respect to the Swedish Notes).
9.25% Convertible Senior PIK Notes due 2028 | Existing Shareholders, Nativus Company Limited, Verlinvest and Blackstone Funds
Convertible Notes [Line items]
Aggregate principal amount of convertible debt					$ 200,100
9.25% Convertible Senior PIK Notes due 2028 | Institutional Investors
Convertible Notes [Line items]
Aggregate principal amount of convertible debt					$ 99,900

[1]	The Convertible Notes are convertible at the option of each holder at an initial conversion price of $2.41-2.52 per ordinary share or per ADS, subject to customary anti-dilution adjustments and a conversion rate reset on March 23, 2024 and March 23, 2025. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 27 Convertible Notes.